RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenue of products	$ 92	$ 368	[1],[2]

[1]	Excluding transactions and balances with Euclid, which became a related party during January 2022.
[2]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.